Description of the Plan (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Participant Contribution, Pretax, Minimum Annual Compensation to Total Compensation, Percentage	1.00%
Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
Automatic contribution rate	6.00%
Participant Contribution, Automatic Annual Increase Rate	1.00%
Employer contribution rate	5.00%
Company contribution vesting period	2 years
Maximum Participant Account Balance, Involuntary Lump-Sum Distribution	$ 1,000
Maximum Participant Account Balance, Automatic Rollover Designated By Committee	7,000
Maximum Participant Account Balance, Eligible for Voluntary Distribution Options	7,000
Notes Receivable from Participants
Minimum borrowing amount	$ 1,000
Maximum percent of vested balance	50.00%
Maximum borrowing amount	$ 50,000
Basis spread on interest rate	2.00%
Forfeitures
Terminated participants forfeited of Company contribution	$ 2,065,000
Forfeited balances used to reduce Company contributions	$ 2,493,000